SECURITIZATIONS AND VARIABLE INTEREST ENTITIES (Details 4) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Citicorp
Securitized credit card receivables
Principal amount of credit card receivables in trusts	$ 80.7	$ 89.8
Ownership interests in principal amount of trust credit card receivables
Sold to investors via trust-issued securities	22.9	42.7
Retained by Citigroup as trust-issued securities	13.2	14.7
Retained by Citigroup via non-certificated interests	44.6	32.4
Total ownership interests in principal amount of trust credit card receivables	80.7	89.8
Citi Holdings
Securitized credit card receivables
Principal amount of credit card receivables in trusts	0.4	0.6
Ownership interests in principal amount of trust credit card receivables
Sold to investors via trust-issued securities	0.1	0.3
Retained by Citigroup as trust-issued securities	0.1	0.1
Retained by Citigroup via non-certificated interests	0.2	0.2
Total ownership interests in principal amount of trust credit card receivables	$ 0.4	$ 0.6